INTEREST BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Summary of Outstanding Debt
A summary of outstanding debt as of December 31, 2022 and 2021 and January 1, 2021 is as follows:

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
U.S. dollar denominated floating rate debt
$252.4 million term loan facility	242,908	281,009	319,112
$34.8 million term loan facility	34,814	39,348	43,880
$250.7 million term loan facility	129,912	185,627	250,738
$100.8 million term loan facility	85,399	93,075	100,750
$328.4 million term loan facility (CEXIM)	184,981	200,255	215,529
$321.6 million term loan facility (CEXIM)	184,183	203,163	222,145
$110.5 million term loan facility (ING)	84,469	91,709	98,949
$104.0 million term loan facility (Credit Suisse)	100,141	98,166	105,178
$110.5 million term loan facility (Credit Suisse #2)	96,125	103,116	110,107
$544.0 million lease financing (ICBCL)	459,918	490,500	521,071
$42.9 million term loan facility (Credit Suisse)	36,942	39,325	41,708
$62.5 million term loan facility (Credit Agricole)	53,820	57,292	60,764
$133.7 million term loan facility (CEXIM)	123,367	131,229	—
$58.5 million term loan facility (SEB)	55,250	58,500	—
$58.5 million term loan facility (KFW)	55,250	58,500	—
$130.0 million term loan facility (DNB)	127,562	—	—
$65.0 million term loan facility (ABN)	65,000	—	—
$65.0 million term loan facility (ING)	64,187	—	—
Total U.S. dollar denominated floating rate debt	2,184,228	2,130,814	2,089,931
U.S. dollar denominated fixed rate debt
$275.0 million revolving credit facility	209,700	209,700	60,000
Total U.S. dollar denominated fixed rate debt	209,700	209,700	60,000
Secured borrowings	—	—	6,251
Debt issuance costs	(23,113)	(24,318)	(20,176)
Accrued interest expense	19,499	9,379	7,805
Total debt	2,390,314	2,325,575	2,143,811
Short-term debt and current portion of long-term debt	277,854	198,665	234,887
Long-term portion of debt	2,112,460	2,126,910	1,908,924
Movements in the year ended December 31, 2022 are summarized as follows:

(in thousands of $)	December 31, 2021	Proceeds	Repayments	December 31, 2022
Total U.S. dollar denominated floating rate debt	2,130,814	651,248	(597,834)	2,184,228
Total U.S. dollar denominated fixed rate debt	209,700	—	—	209,700
Secured borrowings	—	—	—	—
Debt issuance costs	(24,318)			(23,113)
Accrued interest expense	9,379			19,499
Total debt	2,325,575	651,248	(597,834)	2,390,314
Short-term debt and current portion of long-term debt	198,665			277,854
Long-term portion of debt	2,126,910	651,248	(597,834)	2,112,460

Movements in the year ended December 31, 2021 are summarized as follows:

(in thousands of $)	January 1, 2021	Proceeds	Repayments	Other	December 31, 2021
Total U.S. dollar denominated floating rate debt	2,089,931	250,687	(209,804)	—	2,130,814
Total U.S. dollar denominated fixed rate debt	60,000	149,700	—	—	209,700
Secured borrowings	6,251	3,481	(9,717)	(15)	—
Debt issuance costs	(20,176)				(24,318)
Accrued interest expense	7,805				9,379
Total debt	2,143,811	403,868	(219,521)	(15)	2,325,575
Short-term debt and current portion of long-term debt	234,887				198,665
Long-term portion of debt	1,908,924	403,868	(219,521)	(15)	2,126,910

Schedule of Assets Pledged
Assets pledged

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
Vessels	3,650,325	3,466,782	3,300,176

Debt issuance costs

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
Debt issuance costs	(46,039)	(41,691)	(31,129)
Accumulated amortization	22,926	17,373	10,953
	(23,113)	(24,318)	(20,176)